Share capital, Share issuance activity (Details)			12 Months Ended				18 Months Ended
		Apr. 29, 2019 £ / shares shares	Oct. 31, 2021 USD ($) shares		Oct. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($) shares	Oct. 31, 2018 USD ($) shares	Oct. 31, 2021 £ / shares shares	Oct. 31, 2020 £ / shares shares	Oct. 31, 2019 £ / shares shares
Share capital, Disclosure [Abstract]
Shares issued and fully paid at beginning of period			$ 47,300,000
Redemption of shares	[1]					$ 1,800,000,000.0
Shares utilized to satisfy option awards			27,200,000	[2]		710,000,000.0
Share reorganization	[1]					0
Shares issued and fully paid at end of period			47,400,000		$ 47,300,000
Nominal value per share (in pounds per share) | £ / shares		£ 3.36							£ 14.11
Proceeds from issuing shares			$ 100,000		$ 2,600,000	$ 3,100,000
Number of treasury shares held (in shares) | shares								29,203,078	29,644,627	30,200,905
Number of shares with voting rights (in shares) | shares								335,646,660	334,900,750
Number of share options (in shares) | shares			18,877,264		18,856,680	14,533,973
Micro Focus Employee Benefit Trust [Member]
Share capital, Disclosure [Abstract]
Number of shares held (in shares) | shares								4,002,289	2,089	2,089
Ordinary Shares [Member]
Share capital, Disclosure [Abstract]
Shares issued and fully paid at beginning of period (in shares) | shares			364,545,377		363,583,328	436,800,513
Shares issued and fully paid at beginning of period			$ 47,300,000		$ 47,200,000	$ 65,800,000
Shares required to satisfy option awards (in shares) | shares			745,910		1,518,327	6,109,091
Shares required to satisfy option awards			$ 100,000		$ 100,000	$ 100,000
Shares utilized to satisfy option awards (in shares) | shares			(441,549)		(556,278)	(4,804,817)
Shares utilized to satisfy option awards			$ 0		$ 0	$ 0
Share reorganization (in shares) | shares			0		0	(74,521,459)
Share reorganization			$ 0		$ 0	$ (18,700,000)
Shares issued and fully paid at end of period (in shares) | shares			364,849,738		364,545,377	363,583,328	436,800,513
Shares issued and fully paid at end of period			$ 47,400,000		$ 47,300,000	$ 47,200,000	$ 65,800,000
Nominal value per share (in pounds per share) | £ / shares								£ 0.10	£ 0.10	£ 0.10
B Shares [Member]
Share capital, Disclosure [Abstract]
Shares issued and fully paid at beginning of period (in shares) | shares			0		0	0	0
Shares issued and fully paid at beginning of period			$ 0		$ 0	$ 0	$ 0
Shares required to satisfy option awards (in shares) | shares					0	0	413,784,754
Shares required to satisfy option awards					$ 0	$ 0	$ 1,800,000.0
Redemption of shares (in shares) | shares		(413,784,754)			0	0	(413,784,754)
Redemption of shares					$ 0	$ 0	$ (1,800,000.0)
Shares issued and fully paid at end of period (in shares) | shares					0	0	0
Shares issued and fully paid at end of period					$ 0	$ 0	$ 0
Nominal value per share (in pounds per share) | £ / shares		£ 3.3585939						£ 3.3585939		3.3585939
Deferred Class D Shares [Member]
Share capital, Disclosure [Abstract]
Shares issued and fully paid at beginning of period (in shares) | shares			0		0	0	0
Shares issued and fully paid at beginning of period			$ 0		$ 0	$ 0	$ 0
Issue of Deferred shares (in shares) | shares					0	0	74,521,459
Issue of Deferred shares					$ 0	$ 0	$ 0
Redemption of shares (in shares) | shares					0	0	(74,521,459)
Redemption of shares					$ 0	$ 0	$ 0
Shares issued and fully paid at end of period (in shares) | shares					0	0	0
Shares issued and fully paid at end of period					$ 0	$ 0	$ 0
Nominal value per share (in pounds per share) | £ / shares										£ 0.10

[1]	In accordance with the requirements of IFRS 16 “Leases” the results for the Year ended October 31, 2019 have not been restated.
[2]	During the 12 months ended October 31, 2021 the Micro Focus Employee Benefit Trust (“EBT”) purchased four million of the Group’s shares from the market. The EBT will hold these shares to satisfy future exercises of share options. In accordance with the requirement of IFRS 10 the EBT is treated as if it is a subsidiary of the Group. As a result, the purchase of shares held by the EBT is reported as a purchase of Treasury shares by the Group.